LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans
Total loans	$ 483,832	$ 449,177	$ 401,246
Changes in the allowance for loan losses
Balance at beginning of period	5,218	5,251	6,613
Recoveries on loans previously charged off	200	278	138
Loans charged off	(2,432)	(1,256)	(3,800)
Provision	1,675	945	2,300
Balance at end of period	4,661	5,218	5,251
Net charge off activity	2,232	978	3,662
Net charge off activity as percentage of average loans outstanding	0.48%	0.23%	0.94%
Commercial real estate
Loans
Total loans	268,809	244,966	199,201
Changes in the allowance for loan losses
Balance at beginning of period	3,267	2,823	3,460
Recoveries on loans previously charged off	92	52	32
Loans charged off	(1,539)	(729)	(2,267)
Provision	29	1,121	1,598
Balance at end of period	1,849	3,267	2,823
Commercial, financial, and agricultural
Loans
Total loans	79,655	80,646	92,269
Changes in the allowance for loan losses
Balance at beginning of period	692	1,079	1,018
Recoveries on loans previously charged off	56	201	21
Loans charged off	(632)	(40)	(579)
Provision	1,262	(548)	619
Balance at end of period	1,378	692	1,079
One to four family residential real estate
Loans
Total loans	103,768	87,948	77,332
Changes in the allowance for loan losses
Balance at beginning of period	980	1,114	1,622
Recoveries on loans previously charged off	26	7	1
Loans charged off	(141)	(399)	(490)
Provision	(349)	258	(19)
Balance at end of period	516	980	1,114
Commercial construction
Loans
Total loans	10,904	17,229	19,745
Changes in the allowance for loan losses
Balance at beginning of period	125	207	389
Recoveries on loans previously charged off	2		75
Loans charged off		(6)	(412)
Provision	(47)	(76)	155
Balance at end of period	80	125	207
Consumer
Loans
Total loans	13,801	10,923	6,925
Changes in the allowance for loan losses
Recoveries on loans previously charged off	22	18	9
Loans charged off	(120)	(82)	(52)
Provision	246	64	43
Balance at end of period	148
Consumer construction
Loans
Total loans	6,895	7,465	5,774
Changes in the allowance for loan losses
Recoveries on loans previously charged off	2
Provision	23
Balance at end of period	$ 25